CONSOLIDATED STATEMENTS OF INCOME/(LOSS) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF INCOME/(LOSS)
NET SALES	R$ 46,159,478	R$ 36,917,619	R$ 37,651,667
Cost of sales	(40,010,100)	(33,312,995)	(34,187,941)
GROSS PROFIT	6,149,378	3,604,624	3,463,726
Selling expenses	(570,431)	(524,965)	(710,766)
Impairment loss on trade receivables	(9,914)
General and administrative expenses	(1,082,449)	(1,129,943)	(1,528,262)
Other operating income	235,421	260,618	242,077
Other operating expenses	(270,413)	(168,887)	(114,230)
Impairment of non-financial assets		(1,114,807)	(2,917,911)
Gains and losses on assets held for sale and sales of interest in subsidiaries	(414,507)	(721,682)	(58,223)
Reversal of provision for tax liabilities, net		929,711
Equity method investees	10,141	(34,597)	(12,771)
INCOME (LOSS) BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	4,047,226	1,100,072	(1,636,360)
Financial income	204,000	226,615	252,045
Financial expenses	(1,579,341)	(1,726,284)	(2,010,005)
Bonds Repurchases expenses	(223,925)
Exchange variations, net	(322,621)	(4,057)	851,635
Reversal of interest on provision for tax liabilities, net		369,819
Gains and losses on derivative financial instruments, net	32,092	(9,441)	(38,930)
INCOME (LOSS) BEFORE TAXES	2,157,431	(43,276)	(2,581,615)
Income and social contribution taxes
Current	(629,209)	(313,758)	(110,511)
Deferred	798,160	18,367	(193,803)
Income and social contribution taxes	168,951	(295,391)	(304,314)
NET INCOME (LOSS)	2,326,382	(338,667)	(2,885,929)
ATTRIBUTABLE TO:
Owners of the parent	2,303,868	(359,360)	(2,890,811)
Non-controlling interests	22,514	20,693	4,882
NET INCOME (LOSS)	R$ 2,326,382	R$ (338,667)	R$ (2,885,929)
EARNINGS PER SHARE
Basic earnings/(loss) per share - preferred and common - (R$)	R$ 1.35	R$ (0.21)	R$ (1.70)
Diluted earnings/(loss) per share - preferred and common - (R$)	R$ 1.34	R$ (0.21)	R$ (1.70)